Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 2,661,494	R$ 2,115,379
Financial investments and hedging instruments	5,033,258	3,090,212
Trade receivables	3,318,927	3,635,834
Reseller financing	549,129	436,188
Inventories	3,846,196	3,715,560
Recoverable taxes	1,044,850	1,122,335
Recoverable income and social contribution taxes	366,080	325,343
Dividends receivable	1,152	3,630
Other receivables	56,955	36,765
Prepaid expenses	132,122	111,355
Contractual assets with customers - exclusive rights	478,908	465,454
Total current assets	17,489,071	15,058,055
Non-current assets
Financial investments and hedging instruments	977,408	506,506
Trade receivables	72,195	53,666
Reseller financing	419,255	364,748
Related parties	2,824	490
Deferred income and social contribution taxes	974,711	653,694
Recoverable taxes	1,474,808	767,360
Recoverable income and social contribution taxes	261,205	104,947
Escrow deposits	949,796	921,443
Indemnification asset - business combination	204,439	193,496
Other receivables	20,238	3,430
Prepaid expenses	70,507	69,216
Contractual assets with customers - exclusive rights	1,227,423	1,000,535
Investments
In joint ventures	139,100	153,076
In associates	25,588	25,750
Others	2,793	2,793
Total investments	167,481	181,619
Right-of-use assets	2,150,286	1,980,912
Property, plant, and equipment	8,005,860	7,572,762
Intangible assets	1,782,655	1,762,593
Total non-current assets	18,761,091	16,137,417
Total assets	36,250,162	31,195,472
Current liabilities
Loans, financing and hedge derivative financial instruments	2,306,036	867,871
Debentures	949,908	249,570
Trade payables	2,745,019	2,158,478
Trade payables - reverse factoring	1,295,633	541,593
Salaries and related charges	468,630	405,636
Taxes payable	286,014	269,922
Dividends payable	442,133	16,694
Income and social contribution taxes payable	169,317	164,757
Post-employment benefits	27,077	28,951
Provision for asset retirement obligation	4,267	3,847
Provision for tax, civil, and labor risks	43,660	40,455
Leases payable	260,189	206,396
Other payables	224,676	213,273
Deferred revenue	18,282	27,626
Total current liabilities	9,240,841	5,195,069
Non-current liabilities
Loans, financing and hedge derivative financial instruments	8,526,064	6,907,113
Debentures	5,594,208	6,368,168
Related parties	3,711	3,925
Deferred income and social contribution taxes	12,732	7,531
Post-employment benefits	257,647	243,916
Provision for asset retirement obligation	49,168	47,395
Provision for tax, civil, and labor risks	854,385	884,140
Leases payable	1,573,099	1,382,277
Subscription warrants - indemnification	86,439	130,657
Provision for short-term liabilities of joint venture	2,096	0
Other payables	139,507	190,106
Total non-current liabilities	17,099,056	16,165,228
Equity
Share capital	5,171,752	5,171,752
Equity instrument granted	22,404	11,970
Capital reserve	594,049	542,400
Treasury shares	(489,068)	(485,383)
Revaluation reserve on subsidiaries	4,337	4,522
Profit reserves	4,408,275	3,995,414
Valuation adjustments	(464,990)	(146,317)
Cumulative translation adjustments	231,596	102,427
Additional dividends to the minimum mandatory dividends	55,391	261,470
Equity attributable to:
Shareholders of the Company	9,533,746	9,458,255
Non-controlling interests in subsidiaries	376,519	376,920
Total equity	9,910,265	9,835,175
Total liabilities and equity	R$ 36,250,162	R$ 31,195,472